Note 2 - Summary of Significant Accounting Policies - Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions (10K) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Opening, accounts receivable, net	[1]	$ 61,335	$ 53,749
Opening, deferred revenue		82,332	74,688
Opening, deferred sales commissions		38,926	31,943
Closing, accounts receivable, net	[1]	73,348	61,335
Closing, deferred revenue		101,490	82,332
Closing, deferred sales commissions		48,553	38,926
Increase/(decrease), accounts receivable, net	[1]	12,013	7,586
Increase/(decrease), deferred revenue		19,158	7,644
Increase/(decrease), deferred sales commissions		$ 9,627	$ 6,983

[1]	Accounts receivable, net is inclusive of accounts receivable, net of allowance for doubtful accounts, current unbilled receivables and long-term unbilled receivables.